Average Annual Total Returns - Federated Hermes International Small-Mid Company Fund	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	C 1 Year	C 5 Years	C 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	MSCI ACWI ex USA SMID Cap Index(reflects no deduction for fees, expenses or taxes) 1 Year		MSCI ACWI ex USA SMID Cap Index(reflects no deduction for fees, expenses or taxes) 5 Years		MSCI ACWI ex USA SMID Cap Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	23.98%	10.36%	7.69%	22.24%	8.78%	6.09%	15.23%	7.88%	5.81%	29.18%	10.74%	7.44%	31.48%	11.85%	8.52%	12.01%	[1]	8.94%	[1]	5.61%	[1]

[1]	The MSCI ACWI ex USA SMID Cap Index captures mid- and small-cap representation across developed market countries (excluding the U.S.) and emerging markets countries. The index covers approximately 28% of the free float-adjusted market capitalization in each country.